Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies Disclosure

22. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group has entered into various operating lease agreements principally for its office spaces in Mainland China, Taiwan and the United States. Rental expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were US$474, US$743 and US$1,336, respectively.

The future obligations for operating leases as of December 31, 2012 are as follows:

Amount
US$
For the year ending
2013	1,859
2014	1,659
2015	1,548
2016	1,581
Beyond 2017	1,460

Total minimum payment required	8,107

Contingencies

There were no significant legal contingencies during all periods presented.